Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2022
T06-NPRT1-1222
1.9584813.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 18.5%
Aerospace & Defense – 18.5%
AAR Corp. (a)		6,543	$ 289,986
Aerojet Rocketdyne Holdings, Inc. (a)		13,508	654,463
AeroVironment, Inc. (a)		4,397	402,325
AerSale Corp. (a)		2,849	60,399
Astra Space, Inc. (a)		22,907	14,441
Axon Enterprise, Inc. (a)		12,543	1,824,254
BWX Technologies, Inc.		16,954	966,039
Cadre Holdings, Inc.		2,484	72,955
Curtiss-Wright Corp.		7,127	1,196,124
Ducommun, Inc. (a)		2,093	98,811
General Dynamics Corp.		43,881	10,961,474
HEICO Corp.		8,109	1,318,848
HEICO Corp. Class A		13,650	1,737,645
Hexcel Corp.		15,615	869,755
Howmet Aerospace, Inc.		69,920	2,485,656
Huntington Ingalls Industries, Inc.		7,452	1,915,686
Kaman Corp.		4,621	148,334
Kratos Defense & Security Solutions, Inc. (a)		23,035	255,228
L3Harris Technologies, Inc.		35,854	8,836,935
Lockheed Martin Corp.		44,522	21,667,967
Maxar Technologies, Inc.		13,719	306,482
Mercury Systems, Inc. (a)		9,628	465,995
Moog, Inc. Class A		5,324	451,209
National Presto Industries, Inc.		1,029	72,534
Northrop Grumman Corp.		27,452	15,071,423
Parsons Corp. (a)		6,693	313,768
Raytheon Technologies Corp.		276,468	26,214,696
Rocket Lab USA, Inc. (a)		25,688	130,752
Spirit AeroSystems Holdings, Inc. Class A		19,440	450,230
Textron, Inc.		39,984	2,736,505
The Boeing Co. (a)		104,483	14,889,872
TransDigm Group, Inc.		9,640	5,550,326
Triumph Group, Inc. (a)		12,100	109,505
V2X, Inc. (a)		2,291	93,908
Virgin Galactic Holdings, Inc. (a)		37,988	175,505
TOTAL AEROSPACE & DEFENSE	122,810,035
AIR FREIGHT & LOGISTICS – 5.7%
Air Freight & Logistics – 5.7%
Air Transport Services Group, Inc. (a)		3,548	103,602
Atlas Air Worldwide Holdings, Inc. (a)		1,304	131,887
CH Robinson Worldwide, Inc.		23,658	2,311,860
Expeditors International of Washington, Inc.		31,185	3,051,452
FedEx Corp.		45,771	7,336,176
Forward Air Corp.		4,975	526,703

		Shares	Value

GXO Logistics, Inc. (a)		19,901	$ 727,182
Hub Group, Inc. Class A (a)		6,297	488,647
United Parcel Service, Inc. Class B		136,530	22,905,638
TOTAL AIR FREIGHT & LOGISTICS	37,583,147
AIRLINES – 0.5%
Airlines – 0.5%
Alaska Air Group, Inc. (a)		5,925	263,426
Allegiant Travel Co. (a)		842	63,192
American Airlines Group, Inc. (a)		30,463	431,965
Blade Air Mobility, Inc. (a)		7,836	35,262
Delta Air Lines, Inc. (a)		29,730	1,008,739
Frontier Group Holdings, Inc. (a)		8,495	111,369
Hawaiian Holdings, Inc. (a)		2,443	35,252
JetBlue Airways Corp. (a)		14,614	117,497
SkyWest, Inc. (a)		2,554	45,155
Southwest Airlines Co. (a)		27,579	1,002,497
Spirit Airlines, Inc. (a)		5,122	112,684
Sun Country Airlines Holdings, Inc. (a)		2,689	43,777
Wheels Up Experience, Inc. (a)		10,661	18,870
TOTAL AIRLINES	3,289,685
BUILDING PRODUCTS – 6.6%
Building Products – 6.6%
AAON, Inc.		7,882	508,310
Advanced Drainage Systems, Inc.		12,564	1,455,916
Allegion PLC		16,326	1,710,475
American Woodmark Corp. (a)		3,046	138,136
AO Smith Corp.		24,198	1,325,566
Apogee Enterprises, Inc.		4,123	189,163
Armstrong World Industries, Inc.		8,761	662,069
Builders FirstSource, Inc. (a)		32,116	1,980,273
Carlisle Cos., Inc.		9,611	2,295,107
Carrier Global Corp.		157,685	6,269,556
CSW Industrials, Inc.		2,761	355,948
Fortune Brands Home & Security, Inc.		24,324	1,467,224
Gibraltar Industries, Inc. (a)		6,051	309,085
Griffon Corp.		7,980	256,477
Insteel Industries, Inc.		3,630	95,651
Janus International Group, Inc. (a)		14,860	143,102
JELD-WEN Holding, Inc. (a)		16,578	175,893
Johnson Controls International PLC		129,322	7,479,985
Lennox International, Inc.		6,013	1,404,456
Masco Corp.		43,860	2,029,402
Masonite International Corp. (a)		3,974	284,260
Owens Corning		18,012	1,542,007
PGT Innovations, Inc. (a)		11,149	237,585
Quanex Building Products Corp.		6,320	140,051
Resideo Technologies, Inc. (a)		27,619	652,361
Simpson Manufacturing Co., Inc.		8,027	686,148
The AZEK Co., Inc. (a)		21,791	381,560
Trane Technologies PLC		43,474	6,939,755

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
Trex Co., Inc. (a)		21,089	$ 1,014,170
UFP Industries, Inc.		11,644	829,402
Zurn Elkay Water Solutions Corp.		23,416	550,042
TOTAL BUILDING PRODUCTS	43,509,135
COMMERCIAL SERVICES & SUPPLIES – 7.4%
Commercial Printing – 0.1%
Brady Corp. Class A		8,666	396,469
Cimpress PLC (a)		3,163	73,635
Deluxe Corp.		8,154	149,871
Ennis, Inc.		4,831	108,987
			728,962
Diversified Support Services – 2.2%
ACV Auctions, Inc. Class A (a)		19,895	181,442
Cintas Corp.		17,120	7,319,656
Copart, Inc. (a)		39,764	4,573,655
Driven Brands Holdings, Inc. (a)		9,448	302,147
Healthcare Services Group, Inc.		13,986	195,245
IAA, Inc. (a)		24,925	945,405
KAR Auction Services, Inc. (a)		22,620	328,669
Matthews International Corp. Class A		5,243	140,932
UniFirst Corp.		2,823	519,460
Viad Corp. (a)		3,761	140,210
			14,646,821
Environmental & Facilities Services – 4.7%
ABM Industries, Inc.		12,447	554,016
BrightView Holdings, Inc. (a)		6,436	57,409
Casella Waste Systems, Inc. Class A (a)		9,397	768,769
Clean Harbors, Inc. (a)		9,598	1,175,371
Harsco Corp. (a)		14,989	79,292
Heritage-Crystal Clean, Inc. (a)		3,021	82,987
Montrose Environmental Group, Inc. (a)		4,372	191,406
Republic Services, Inc.		41,106	5,451,478
Rollins, Inc.		41,116	1,730,161
SP Plus Corp. (a)		4,409	163,265
Stericycle, Inc. (a)		17,138	764,012
Tetra Tech, Inc.		9,961	1,407,290
Waste Connections, Inc.		47,806	6,306,089
Waste Management, Inc.		77,177	12,222,522
			30,954,067
Office Services & Supplies – 0.3%
ACCO Brands Corp.		18,201	83,725
HNI Corp.		7,989	231,601
Interface, Inc.		11,021	124,647
MillerKnoll, Inc.		14,032	297,198
MSA Safety, Inc.		6,934	930,820
Pitney Bowes, Inc.		18,240	56,726

		Shares	Value

Steelcase, Inc. Class A		15,705	$ 122,028
			1,846,745
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)		22,797	238,685
The Brink's Co.		8,732	520,689
			759,374
Specialized REITs – 0.0%
The Geo Group, Inc. (a)		17,910	151,519
TOTAL COMMERCIAL SERVICES & SUPPLIES	49,087,488
CONSTRUCTION & ENGINEERING – 2.7%
Construction & Engineering – 2.5%
AECOM		24,908	1,875,074
Ameresco, Inc. Class A (a)		5,976	361,428
API Group Corp. (a)		30,369	500,785
Arcosa, Inc.		8,994	577,415
Argan, Inc.		2,853	98,914
Comfort Systems USA, Inc.		6,716	827,948
Construction Partners, Inc. Class A (a)		7,596	236,539
Dycom Industries, Inc. (a)		5,489	648,690
EMCOR Group, Inc.		9,493	1,339,462
Fluor Corp. (a)		26,429	799,742
Granite Construction, Inc.		8,544	288,189
Great Lakes Dredge & Dock Corp. (a)		12,301	92,996
IES Holdings, Inc. (a)		1,744	57,622
MasTec, Inc. (a)		11,675	899,909
MYR Group, Inc. (a)		3,143	275,044
NV5 Global, Inc. (a)		2,431	352,373
Primoris Services Corp.		9,909	200,063
Quanta Services, Inc.		26,715	3,794,599
Sterling Infrastructure, Inc. (a)		5,613	151,495
Tutor Perini Corp. (a)		7,998	59,345
Valmont Industries, Inc.		3,972	1,267,942
WillScot Mobile Mini Holdings Corp. (a)		41,366	1,759,296
			16,464,870
Multi-Utilities – 0.2%
MDU Resources Group, Inc.		37,817	1,077,028
TOTAL CONSTRUCTION & ENGINEERING	17,541,898
ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.4%
Acuity Brands, Inc.		6,414	1,177,418
AMETEK, Inc.		42,926	5,565,785
Array Technologies, Inc. (a)		26,477	479,234
Atkore, Inc. (a)		7,996	762,019
Blink Charging Co. (a)		7,086	104,873
ChargePoint Holdings, Inc. (a)		40,727	569,363
Eaton Corp. PLC		74,173	11,131,142
Emerson Electric Co.		110,422	9,562,545
Encore Wire Corp.		3,655	502,891

Quarterly Report	3

Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
EnerSys		7,604	$ 504,069
Enovix Corp. (a)		12,982	244,970
ESS Tech, Inc. (a)		9,830	41,581
FREYR Battery S.A. (a)		15,017	199,876
FuelCell Energy, Inc. (a)		69,300	216,216
Generac Holdings, Inc. (a)		11,866	1,375,388
GrafTech International Ltd.		38,816	197,573
Heliogen, Inc. (a)		19,297	34,735
Hubbell, Inc.		9,975	2,368,863
nVent Electric PLC		30,861	1,126,427
Plug Power, Inc. (a)		96,721	1,545,602
Regal Rexnord Corp.		12,456	1,576,182
Rockwell Automation, Inc.		21,612	5,517,544
Sensata Technologies Holding PLC		29,209	1,174,494
SES AI Corp. (a)		16,811	101,034
Shoals Technologies Group, Inc. Class A (a)		20,849	481,820
Stem, Inc. (a)		11,312	153,843
Sunrun, Inc. (a)		35,094	789,966
Thermon Group Holdings, Inc. (a)		6,177	109,704
Vertiv Holdings Co.		59,701	854,321
Vicor Corp. (a)		4,171	199,249
			48,668,727
Heavy Electrical Equipment – 0.1%
AZZ, Inc.		4,526	181,945
Babcock & Wilcox Enterprises, Inc. (a)		11,052	50,397
Bloom Energy Corp. Class A (a)		30,127	563,676
Energy Vault Holdings, Inc. (a)		9,842	31,692
TPI Composites, Inc. (a)		7,027	69,989
			897,699
TOTAL ELECTRICAL EQUIPMENT	49,566,426
INDUSTRIAL CONGLOMERATES – 8.3%
Industrial Conglomerates – 8.3%
3M Co.		102,813	12,932,847
General Electric Co.		204,610	15,920,704
Honeywell International, Inc.		126,545	25,817,711
TOTAL INDUSTRIAL CONGLOMERATES	54,671,262
LEISURE PRODUCTS – 0.0%
Leisure Products – 0.0%
Hayward Holdings, Inc. (a)		14,756	136,493
MACHINERY – 21.6%
Agricultural & Farm Machinery – 3.8%
AGCO Corp.		11,808	1,466,199
Deere & Co.		53,976	21,364,780
Hydrofarm Holdings Group, Inc. (a)		5,053	13,037
Lindsay Corp.		2,039	345,203

	Shares	Value

The Toro Co.	19,433	$2,048,821
Titan International, Inc. (a)	9,207	137,737
		25,375,777
Construction Machinery & Heavy Trucks – 6.4%
Alamo Group, Inc.	1,988	302,335
Allison Transmission Holdings, Inc.	18,026	761,599
Astec Industries, Inc.	4,186	182,719
Blue Bird Corp. (a)	3,218	29,509
Caterpillar, Inc.	99,153	21,462,658
Cummins, Inc.	26,230	6,413,497
Douglas Dynamics, Inc.	4,291	145,679
Federal Signal Corp.	11,308	527,518
Hyliion Holdings Corp. (a)	20,764	59,177
Hyzon Motors, Inc. (a)	13,280	25,365
Ideanomics, Inc. (a)	84,143	25,664
Microvast Holdings, Inc. (a)	22,161	54,294
Nikola Corp. (a)	50,789	192,490
Oshkosh Corp.	12,263	1,079,144
PACCAR, Inc.	64,633	6,258,413
Proterra, Inc. (a)	33,302	207,805
REV Group, Inc.	6,431	88,362
Terex Corp.	12,911	523,412
The Greenbrier Cos., Inc.	6,051	213,661
The Manitowoc Co., Inc. (a)	6,589	60,092
The Shyft Group, Inc.	6,123	140,707
Trinity Industries, Inc.	14,876	424,412
Wabash National Corp.	9,177	198,682
Westinghouse Air Brake Technologies Corp.	32,256	3,008,840
		42,386,034
Industrial Machinery – 11.4%
Albany International Corp. Class A	5,867	537,535
Altra Industrial Motion Corp.	12,172	732,024
Barnes Group, Inc.	8,900	314,793
Chart Industries, Inc. (a)	6,806	1,516,921
CIRCOR International, Inc. (a)	3,516	72,676
Columbus McKinnon Corp.	5,337	152,211
Crane Holdings Co.	8,839	886,905
Desktop Metal, Inc. Class A (a)	40,523	102,523
Donaldson Co., Inc.	22,929	1,317,271
Dover Corp.	26,800	3,502,492
Energy Recovery, Inc. (a)	9,423	242,454
Enerpac Tool Group Corp.	11,347	288,327
EnPro Industries, Inc.	3,697	393,731
Esab Corp.	9,033	336,931
ESCO Technologies, Inc.	4,784	412,237
Evoqua Water Technologies Corp. (a)	22,498	881,472
Flowserve Corp.	24,303	697,010
Fortive Corp.	63,302	4,044,998
Franklin Electric Co., Inc.	7,305	598,572
Gates Industrial Corp. PLC (a)	18,788	209,486
Graco, Inc.	31,459	2,188,917
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Helios Technologies, Inc.		6,076	$ 344,448
Hillenbrand, Inc.		13,313	588,168
Hillman Solutions Corp. (a)		18,114	141,470
Hyster-Yale Materials Handling, Inc.		1,681	49,018
IDEX Corp.		14,130	3,141,240
Illinois Tool Works, Inc.		57,896	12,362,533
Ingersoll Rand, Inc.		75,461	3,810,781
ITT, Inc.		15,487	1,183,052
John Bean Technologies Corp.		5,936	541,363
Kadant, Inc.		2,158	384,016
Kennametal, Inc.		14,638	390,981
Lincoln Electric Holdings, Inc.		10,267	1,457,914
Luxfer Holdings PLC		5,409	78,268
Markforged Holding Corp. (a)		15,508	33,807
Mueller Industries, Inc.		9,531	597,022
Mueller Water Products, Inc. Class A		29,307	342,892
Nordson Corp.		9,622	2,164,950
Omega Flex, Inc.		661	62,398
Otis Worldwide Corp.		78,596	5,552,021
Parker Hannifin Corp.		23,864	6,935,356
Pentair PLC		30,691	1,318,178
Proto Labs, Inc. (a)		5,211	199,008
RBC Bearings, Inc. (a)		5,358	1,358,414
Sarcos Technology and Robotics Corp. (a)		13,838	27,953
Snap-on, Inc.		9,922	2,203,180
SPX Technologies, Inc. (a)		8,479	558,257
Standex International Corp.		2,284	226,230
Stanley Black & Decker, Inc.		28,063	2,202,665
Tennant Co.		3,247	189,138
The Gorman-Rupp Co.		3,899	105,819
The Middleby Corp. (a)		9,611	1,344,195
The Timken Co.		12,424	885,707
Velo3D, Inc. (a)		10,141	39,956
Watts Water Technologies, Inc. Class A		5,096	745,851
Woodward, Inc.		10,686	979,906
Xylem, Inc.		33,478	3,429,152
			75,404,793
TOTAL MACHINERY	143,166,604
MARINE – 0.1%
Marine – 0.1%
Eagle Bulk Shipping, Inc.		1,747	84,520
Genco Shipping & Trading Ltd.		6,950	93,130
Kirby Corp. (a)		2,822	196,834
Matson, Inc.		1,883	138,551
TOTAL MARINE	513,035

		Shares	Value
PROFESSIONAL SERVICES – 6.1%
Human Resource & Employment Services – 1.0%
Alight, Inc. Class A (a)		47,990	$ 397,837
ASGN, Inc. (a)		9,485	804,138
Barrett Business Services, Inc.		1,369	119,404
First Advantage Corp. (a)		10,032	140,950
Heidrick & Struggles International, Inc.		3,656	102,953
HireRight Holdings Corp. (a)		4,396	59,170
Insperity, Inc.		6,763	798,169
Kelly Services, Inc. Class A		6,193	101,194
Kforce, Inc.		3,749	237,199
Korn Ferry		10,066	559,569
ManpowerGroup, Inc.		9,791	767,027
Robert Half International, Inc.		20,544	1,570,794
Skillsoft Corp. (a)		15,147	27,113
Sterling Check Corp. (a)		15,096	294,825
TriNet Group, Inc. (a)		7,507	487,805
TrueBlue, Inc. (a)		6,310	124,055
Upwork, Inc. (a)		21,652	291,219
			6,883,421
Research & Consulting Services – 5.1%
Booz Allen Hamilton Holding Corp.		24,572	2,674,662
CACI International, Inc. Class A (a)		4,346	1,321,314
CBIZ, Inc. (a)		8,681	430,925
Clarivate PLC (a)		56,152	580,050
CoStar Group, Inc. (a)		73,657	6,092,907
CRA International, Inc.		1,404	144,247
Dun & Bradstreet Holdings, Inc.		36,240	465,684
Equifax, Inc.		22,742	3,855,679
Exponent, Inc.		9,626	916,973
Forrester Research, Inc. (a)		2,138	90,480
Franklin Covey Co. (a)		2,375	120,175
FTI Consulting, Inc. (a)		6,425	999,923
Huron Consulting Group, Inc. (a)		3,951	290,912
ICF International, Inc.		3,508	419,662
Jacobs Solutions, Inc.		23,911	2,755,025
KBR, Inc.		25,899	1,288,993
Leidos Holdings, Inc.		24,135	2,451,875
Planet Labs PBC (a)		29,552	155,148
Resources Connection, Inc.		5,963	108,944
Science Applications International Corp.		10,603	1,148,729
TransUnion		35,766	2,119,851
Verisk Analytics, Inc.		29,353	5,366,609
Willdan Group, Inc. (a)		2,306	31,869
			33,830,636
TOTAL PROFESSIONAL SERVICES	40,714,057
ROAD & RAIL – 10.6%
Railroads – 6.8%
CSX Corp.		404,187	11,745,674

Quarterly Report	5

Common Stocks – continued
		Shares	Value
ROAD & RAIL – continued
Railroads – continued
Norfolk Southern Corp.		44,305	$10,104,641
Union Pacific Corp.		116,814	23,028,712
			44,879,027
Trucking – 3.8%
AMERCO		1,828	1,051,447
ArcBest Corp.		4,529	359,739
Avis Budget Group, Inc. (a)		5,818	1,375,724
Heartland Express, Inc.		10,898	162,162
Hertz Global Holdings, Inc. (a)		42,294	778,210
JB Hunt Transport Services, Inc.		15,583	2,665,784
Knight-Swift Transportation Holdings, Inc.		28,835	1,384,945
Landstar System, Inc.		6,907	1,079,012
Lyft, Inc. Class A (a)		56,966	833,982
Marten Transport Ltd.		12,238	229,707
Old Dominion Freight Line, Inc.		17,912	4,918,635
Ryder System, Inc.		9,492	764,201
Saia, Inc. (a)		4,905	975,408
Schneider National, Inc. Class B		10,657	237,012
TuSimple Holdings, Inc. Class A (a)		9,127	31,306
Uber Technologies, Inc. (a)		273,778	7,274,281
Werner Enterprises, Inc.		10,901	427,319
XPO Logistics, Inc. (a)		19,213	994,081
			25,542,955
TOTAL ROAD & RAIL	70,421,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.0%
Semiconductors – 0.0%
SunPower Corp. (a)		16,129	298,225
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.0%
Technology Hardware, Storage & Peripherals – 0.0%
3D Systems Corp. (a)		24,214	213,810
TRADING COMPANIES & DISTRIBUTORS – 4.1%
Trading Companies & Distributors – 4.1%
Air Lease Corp.		19,536	689,425
Applied Industrial Technologies, Inc.		7,127	886,456
Beacon Roofing Supply, Inc. (a)		10,203	574,939
BlueLinx Holdings, Inc. (a)		1,786	125,842
Boise Cascade Co.		7,344	490,359
Core & Main, Inc. Class A (a)		12,636	297,957
DXP Enterprises, Inc. (a)		2,935	83,970
Fastenal Co.		107,003	5,171,455
GATX Corp.		6,599	690,981

		Shares	Value

Global Industrial Co.		3,128	$ 99,283
GMS, Inc. (a)		7,254	342,389
H&E Equipment Services, Inc.		6,054	228,599
Herc Holdings, Inc.		4,437	521,836
McGrath RentCorp		4,549	427,833
MRC Global, Inc. (a)		15,332	153,780
MSC Industrial Direct Co., Inc. Class A		8,749	725,992
NOW, Inc. (a)		20,577	261,945
Rush Enterprises, Inc. Class A		7,912	394,730
Rush Enterprises, Inc. Class B		1,017	54,532
SiteOne Landscape Supply, Inc. (a)		8,337	966,008
Titan Machinery, Inc. (a)		3,744	128,719
Triton International Ltd.		12,198	740,297
United Rentals, Inc. (a)		13,312	4,202,732
Univar Solutions, Inc. (a)		31,482	802,161
Veritiv Corp. (a)		2,598	302,043
Watsco, Inc.		6,177	1,673,720
WESCO International, Inc. (a)		8,475	1,167,601
WW Grainger, Inc.		8,550	4,996,192
TOTAL TRADING COMPANIES & DISTRIBUTORS	27,201,776
TOTAL COMMON STOCKS (Cost $669,110,790)			660,725,058
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $1,140,000)		1,140,000	1,140,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $670,250,790)	661,865,058
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	430,254
NET ASSETS – 100.0%	$ 662,295,312

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $76,000 of cash collateral to cover margin requirements for futures contracts.
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Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	December 2022	$ 185,300	$ 15,406	$ 15,406
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	13	December 2022	1,237,990	106,239	106,239
Total Equity Index Contracts					$ 121,645
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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10	Quarterly Report